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                                   BETHANY S. BRAND
                                    (612) 340-6319

                                   December 9, 1998


Securities and Exchange Commission
450 Fifth Street N.W.                             ELECTRONICALLY FILED VIA EDGAR
Washington, D.C. 20549

     Re:  Fortis Advantage Portfolios, Inc.
          File Nos. 33-17759 and 811-05355

Dear Sir or Madam:

          Pursuant to Rule 497(j), Fortis Advantage Portfolios, Inc. certifies that:

          (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 is incorporated by reference to the Rule 497 filling of Fortis Income Portfolios, Inc, filed December 7, 1998 and

          (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                        Very truly yours,



                                        Bethany S. Brand